Equity-Based Compensation (Details) shares in Thousands, $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($) shares
Equity-Based Compensation [Line Items]
Unrecognized equity-based compensation expense (in Dollars) | $	$ 0.2
Percentage of vesting units	100.00%
Minimum [Member]
Equity-Based Compensation [Line Items]
Vesting period	1 year
Maximum [Member]
Equity-Based Compensation [Line Items]
Vesting period	3 years
2024 Omnibus Incentive Plan [Member]
Equity-Based Compensation [Line Items]
Common stock reserved for future issuance	13,000
Stock options granted	13,000
Legacy USARE OpCo Incentive Plan [Member]
Equity-Based Compensation [Line Items]
Shares converted	4,550
USARE LLC Incentive Plan [Member]
Equity-Based Compensation [Line Items]
Conversion ratio	0.204